SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Advance To Suppliers Net
Balance at beginning of the year	$ 599,482	$ 562,848	$ 369,021
Current year addition	1,054,857	42,905	225,762
Foreign exchange difference	14,749	(6,271)	(31,935)
Balance at end of the year	$ 1,669,088	$ 599,482	$ 562,848